MERRILL LYNCH
                                                                   SPECIAL VALUE
                                                                   FUND, INC.


                               [GRAPHIC OMITTED]


                              STRATEGIC
                                       Performance

                                                               Quarterly Report
                                                               December 31, 1997

MERRILL LYNCH SPECIAL VALUE FUND, INC.

DEAR SHAREHOLDER

During the quarter ended December 31, 1997, Merrill Lynch Special Value Fund, Inc. underperformed the unmanaged Russell 2000 Index. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were -10.51%, -10.73%, -10.75% and -10.58%, respectively. This compares to the total return of -3.35% for the Russell 2000 Index. (Fund results do not reflect sales charges; results would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3-6 of this report to shareholders.)

The Russell 2000 Index of small-capitalization stocks trailed the unmanaged Standard & Poor's 500 Index (S&P 500), which gained 2.88% during the December quarter. Turmoil in Southeast Asian financial markets provided the catalyst for sharp price declines as investors abandoned small stocks in favor of more liquid large-capitalization issues. Small-capitalization stocks have less overseas exposure than large company stocks. Yet, despite this seeming contradiction, the resulting investor behavior was not surprising, since liquidity often diminishes during periods of market uncertainty.

Within the benchmark Russell 2000 Index, investment returns varied sharply across economic sectors. The energy and technology sectors suffered steep declines, while the interest rate-sensitive utilities and financial services sectors made solid advances. The consumer staples sector also performed well during the December quarter. Adverse sector positioning hindered Merrill Lynch Special Value Fund, Inc.'s investment performance during the quarter. The Fund was heavily weighted in technology stocks, and had only limited exposure to the financial services, utilities and consumer staples sectors. Technology stocks in the Russell 2000 Index declined 16% versus a decline of 11% for the Fund's specific technology holdings. We have not reduced the Fund's weighting in technology stocks since many of our established holdings and new purchases appear very attractive on valuation and fundamental measures.

Specific stock selection also hindered Fund performance during the December quarter. Shares of Vivus, Inc. abruptly declined as the company encountered manufacturing problems and concerns about competing therapies resurfaced. The company provides products to treat erectile dysfunction. Shares of Paxson Communications Corporation, a broadcast network company covering 70% of US television households, retreated when the company abandoned plans to join with a programming partner, and instead announced that it would purchase television programming on its own.

Fund performance benefited from investments in Storage Technology Corp. and Platinum Technology, Inc. Shares of Storage Technology Corp., a manufacturer of computer tape and disk storage products, advanced sharply based on improved earnings and the announcement of a substantial corporate stock repurchase program. The share price of Platinum Technology, Inc., a provider of distributed software solutions, extended the September quarter's gains on strong growth in license revenues and the announcement of a key strategic alliance with Intel Corp.

Stock purchases in the December quarter spanned a variety of areas, although we emphasized telemarketing services, biotechnology and telecommunication equipment stocks. We took advantage of volatility in the biotechnology industry to purchase stocks where we believed that a temporary setback in the development process caused the stocks to trade at exceptionally low absolute valuations based on the companies'

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997

drugs under development. Telemarketing services stocks also presented an attractive investment opportunity during the December quarter. These stocks have suffered in recent months as a result of increased price competition and high customer concentrations that are common in the industry. SITEL Corporation and APAC Teleservices, Inc. are two recent Fund purchases in this area. Both companies provide outsourced telephone customer service. We anticipate that these companies will experience profit margin recovery along with continued strong revenue growth.

As we enter the new year, the US economy remains strong and earnings growth expectations favor small company stocks over large company stocks, while valuations based on price/book value, price/sales and price/earnings ratios are well below historical averages relative to large company stocks. Any stabilization of events in Southeast Asia could cause investors to refocus on the favorable fundamentals underpinning US small-capitalization stocks. The Fund's allocation strategy, while adverse to performance in the December quarter, positions the portfolio to take advantage of growth in the technology sector, where stock valuations are low. It also limits our exposure to the financial services sector, where earnings may have peaked and current valuations are high.

In Conclusion

We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Daniel V. Szemis

Daniel V. Szemis
Senior Vice President and Portfolio Manager

January 30, 1998


OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Daniel V. Szemis, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent Performance Results

                                                                                          12 Month       3 Month
                                                          12/31/97   9/30/97   12/31/96   % Change       % Change
===================================================================================================================
ML Special Value Fund, Inc. Class A Shares*                 $19.53    $23.15     $17.83   +15.72%(1)    -13.44%(2)
-------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares*                  18.69     22.12      17.18   +15.21(1)     -13.20(2)
-------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares*                  18.51     21.93      17.05   +15.02(1)     -13.27(2)
-------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares*                  19.49     23.09      17.81   +15.62(1)     -13.38(2)
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                        437.02    453.82     362.61   +20.52        - 3.70
-------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class A Shares--Total Return*                                 +25.23(3)     -10.51(4)
-------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares--Total Return*                                 +23.97(5)     -10.73(6)
-------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares--Total Return*                                 +23.88(7)     -10.75(8)
-------------------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares--Total Return*                                 +24.90(9)     -10.58(10)
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**--Total Return                                                        +22.36        - 3.35
===================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
** An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
(1) Percent change includes reinvestment of $1.097 per share capital gains distributions.
(2) Percent change includes reinvestment of $0.516 per share capital gains distributions.
(3) Percent change includes reinvestment of $1.632 per share ordinary income dividends and $1.097 per share capital gains distributions.
(4) Percent change includes reinvestment of $0.687 per share ordinary income dividends and $0.516 per share capital gains distributions.
(5) Percent change includes reinvestment of $1.451 per share ordinary income dividends and $1.097 per share capital gains distributions.
(6) Percent change includes reinvestment of $0.554 per share ordinary income dividends and $0.516 per share capital gains distributions.
(7) Percent change includes reinvestment of $1.456 per share ordinary income dividends and $1.097 per share capital gains distributions.
(8) Percent change includes reinvestment of $0.560 per share ordinary income dividends and $0.516 per share capital gains distributions.
(9) Percent change includes reinvestment of $1.591 per share ordinary income dividends and $1.097 per share capital gains distributions.
(10) Percent change includes reinvestment of $0.655 per share ordinary income dividends and $0.516 per share capital gains distributions.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

[A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on May 5, 1978 to $6,747.43 on December 31, 1997.]

Average Annual Total Return

================================================================================
                               % Return Without  % Return With
                               Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/97               +25.23%           +18.65%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97         +17.62            +16.36
--------------------------------------------------------------------------------
Ten Years Ended 12/31/97          +13.27            +12.66
--------------------------------------------------------------------------------
*   Maximum sales charge is 5.25%.
**  Assuming maximum sales charge.

================================================================================
                                         % Return       % Return
                                         Without CDSC   With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/97                        +23.97%        +19.97%
--------------------------------------------------------------------------------
Five Years Ended 12/31/97                  +16.42         +16.42
--------------------------------------------------------------------------------
Inception (10/21/88) through 12/31/97      +11.37         +11.37
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**  Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                         % Return       % Return
                                         Without CDSC   With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/97                        +23.88%        +22.88%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/97                           +20.59         +20.59
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**  Assuming payment of applicable contingent deferred sales charge.

================================================================================
                               % Return Without  % Return With
                               Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/97               +24.90%           +18.34%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/97                  +21.53            +19.50
--------------------------------------------------------------------------------
*   Maximum sales charge is 5.25%.
**  Assuming maximum sales charge.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997

Performance Summary--Class A Shares

                    Net Asset Value   Capital Gains
Period Covered    Beginning   Ending   Distributed   Dividends Paid*  % Change**
================================================================================
5/5/78--12/31/78  $ 9.60      $ 8.70       --           $0.190         - 7.63%
--------------------------------------------------------------------------------
1979                8.70       10.16     $0.370          0.320         +25.67
--------------------------------------------------------------------------------
1980               10.16       12.54      0.500          0.195         +33.62
--------------------------------------------------------------------------------
1981               12.54       10.58      0.890          0.390         - 6.27
--------------------------------------------------------------------------------
1982               10.58       10.67      0.650          0.380         +12.70
--------------------------------------------------------------------------------
1983               10.67       12.45      0.610          0.070         +22.40
--------------------------------------------------------------------------------
1984               12.45       11.10      0.290          0.120         - 7.60
--------------------------------------------------------------------------------
1985               11.10       14.29      0.340          0.090         +33.14
--------------------------------------------------------------------------------
1986               14.29       13.97      0.620          0.050         + 1.88
--------------------------------------------------------------------------------
1987               13.97       10.32      1.086          0.143         -18.52
--------------------------------------------------------------------------------
1988               10.32       11.83      0.017          0.233         +17.06
--------------------------------------------------------------------------------
1989               11.83       11.65       --            0.237         + 0.42
--------------------------------------------------------------------------------
1990               11.65        8.32       --            0.148         -27.52
--------------------------------------------------------------------------------
1991                8.32       12.80       --            0.080         +54.87
--------------------------------------------------------------------------------
1992               12.80       14.96       --            0.019         +17.04
--------------------------------------------------------------------------------
1993               14.96       15.66      0.594          0.811         +14.26
--------------------------------------------------------------------------------
1994               15.66       14.70      0.561          0.940         + 3.81
--------------------------------------------------------------------------------
1995               14.70       17.10      0.151          0.675         +22.34
--------------------------------------------------------------------------------
1996               17.10       17.83      1.233          2.014         +23.90
--------------------------------------------------------------------------------
1997               17.83       19.53      1.097          1.632         +25.23
--------------------------------------------------------------------------------
                                   Total $9.009   Total $8.737
================================================================================
                              Cumulative total return as of 12/31/97: +612.13%**
================================================================================
*   Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.

Performance Summary--Class B Shares

                     Net Asset Value   Capital Gains
Period Covered      Beginning  Ending  Distributed   Dividends Paid*  % Change**
================================================================================
10/21/88--12/31/88 $12.01     $11.82    $0.017           $0.095       - 0.62%
--------------------------------------------------------------------------------
1989                11.82      11.61       --             0.140       - 0.64
--------------------------------------------------------------------------------
1990                11.61       8.29       --             0.050       -28.26
--------------------------------------------------------------------------------
1991                 8.29      12.69       --             0.019       +53.32
--------------------------------------------------------------------------------
1992                12.69      14.70       --              --         +15.84
--------------------------------------------------------------------------------
1993                14.70      15.31     0.594            0.692       +13.07
--------------------------------------------------------------------------------
1994                15.31      14.30     0.561            0.828       + 2.79
--------------------------------------------------------------------------------
1995                14.30      16.61     0.151            0.513       +21.12
--------------------------------------------------------------------------------
1996                16.61      17.18     1.233            1.850       +22.57
--------------------------------------------------------------------------------
1997                17.18      18.69     1.097            1.451       +23.97
--------------------------------------------------------------------------------
                                  Total $3.653     Total $5.638
================================================================================
                             Cumulative total return as of 12/31/97: +169.06%**
================================================================================
*   Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997

PERFORMANCE DATA (concluded)

Performance Summary--Class C Shares

                     Net Asset Value  Capital Gains
Period Covered     Beginning   Ending  Distributed  Dividends Paid*  % Change**
================================================================================
10/21/94--12/31/94  $15.06    $14.24     $0.192         $0.430       - 1.15%
--------------------------------------------------------------------------------
1995                 14.24     16.50      0.151          0.544       +21.09
--------------------------------------------------------------------------------
1996                 16.50     17.05      1.233          1.854       +22.64
--------------------------------------------------------------------------------
1997                 17.05     18.51      1.097          1.456       +23.88
--------------------------------------------------------------------------------
                                   Total $2.673   Total $4.284
================================================================================
                             Cumulative total return as of 12/31/97: +81.84%**
================================================================================
*   Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class D Shares

                     Net Asset Value   Capital Gains
Period Covered     Beginning   Ending   Distributed  Dividends Paid*  % Change**
================================================================================
10/21/94--12/31/94 $15.52     $14.69     $0.192           $0.447       -1.06%
--------------------------------------------------------------------------------
1995                14.69      17.09      0.151            0.639      +22.09
--------------------------------------------------------------------------------
1996                17.09      17.81      1.233            1.971      +23.58
--------------------------------------------------------------------------------
1997                17.81      19.49      1.097            1.591      +24.90
--------------------------------------------------------------------------------
                                   Total $2.673     Total $4.648
================================================================================
                              Cumulative total return as of 12/31/97: +86.44%**
================================================================================
*   Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997

SCHEDULE OF INVESTMENTS


                         Shares                                                                     Percentage of
Sectors*                  Held               Stocks                       Cost           Value         Net Assets
=================================================================================================================
Auto & Transportation    280,500    Air Express International Corp.    $ 5,044,176    $ 8,555,250            0.8%
                         386,500    Circle International Group, Inc.    10,222,009      8,865,344            0.9
                       1,823,500    Envirosource, Inc.                   6,792,508      5,470,500            0.5
                         527,500    Landair Services, Inc.               6,217,120     12,791,875            1.3
                         345,000    Meritor Automotive, Inc.             7,584,782      7,266,563            0.7
                         325,000    Miller Industries, Inc.              3,638,066      3,493,750            0.3
                         434,800    Walbro Corp.                         8,254,004      5,842,625            0.6
                                                                       -----------    -----------           ----
                                                                        47,752,665     52,285,907            5.1
=================================================================================================================
Consumer Discretionary   460,000    APAC Teleservices, Inc.              6,276,791      6,210,000            0.6
                           1,317    Alfin, Inc. (Preferred) (a)                  0         24,259            0.0
                       1,140,200    Au Bon Pain Company, Inc. (Class A)  7,669,095      8,622,763            0.8
                         158,300    Axiom, Inc.                          1,873,968        633,200            0.1
                         434,500    J. Baker, Inc.                       3,619,080      2,444,063            0.2
                          17,600    Catalina Marketing Corporation         446,837        814,000            0.1
                          15,800    Cheesecake Factory (The)               355,500        481,900            0.1
                         417,500    Department 56, Inc.                  9,524,161     12,003,125            1.2
                         132,000    Dover Downs Entertainment, Inc.      2,794,937      3,027,750            0.3
                          40,502    Emerson Electric Co. (c)             1,946,255      2,285,860            0.2
                         235,000    Farah, Inc.                          1,606,481      1,307,188            0.1
                         130,100    Global DirectMail Corp.              2,818,693      2,252,356            0.2
                         376,600    HA-LO Industries, Inc.               5,413,113      9,791,600            1.0
                         553,000    Heilig-Meyers Company                8,481,324      6,636,000            0.7
                         295,400    ITI Technologies, Inc.               4,273,172      6,424,950            0.6
                         646,300    Metromail Corp.                     10,183,726     11,552,613            1.1
                         771,900    Micro Warehouse, Inc.               12,713,306     10,758,356            1.0
                          93,400    New Horizons Worldwide, Inc.         1,205,232      1,342,625            0.1
                         700,500    Norton McNaughton, Inc.             10,056,577      3,677,625            0.4
                       1,284,800    Paxson Communications Corporation   13,894,938      9,475,400            0.9
                             500    QuickResponse Services, Inc.            17,205         18,500            0.0
                         543,300    SITEL Corporation                    5,075,810      4,957,613            0.5
                         506,500    Sodak Gaming, Inc.                   6,191,644      3,228,938            0.3
                         387,800    Unitog Company                       9,442,168      8,628,550            0.8
                         215,100    Veterinary Centers of America, Inc.  3,023,120      2,890,406            0.3
                         526,500    Viking Office Products, Inc.        10,536,523     11,484,281            1.1
                         456,800    WMS Industries, Inc.                 8,734,749      9,649,900            0.9
                                                                       -----------    -----------           ----
                                                                       148,174,405    140,623,821           13.6
=================================================================================================================
Financial Services        80,050    American National Insurance Co.      6,324,332      7,444,650            0.7
                         225,000    The BISYS Group, Inc.                7,173,797      7,481,250            0.7
                         210,630    Charter One Financial, Inc. (d)      4,843,514     13,296,019            1.3
                         126,500    Civic Bancorp, Inc. (e)                653,869      2,466,750            0.3
                         221,400    FirstFed Financial Corp.             3,459,042      8,579,250            0.8
                         343,200    Haven Bancorp, Inc. (f)              5,426,488      7,722,000            0.8
                         147,000    National Data Corporation            5,553,865      5,310,375            0.5
                         347,800    PXRE Corp.                           7,578,788     11,542,613            1.1
                         125,990    Reliastar Financial Corp.            1,605,526      5,189,213            0.5
                                                                       -----------    -----------           ----
                                                                        42,619,221     69,032,120            6.7
=================================================================================================================

7

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997


                         Shares                                                                     Percentage of
Sectors*                  Held               Stocks                       Cost           Value         Net Assets
=================================================================================================================
Health Care              398,000    Bell Industries, Inc.             $  6,419,535    $ 5,472,500            0.5%
                         149,400    Biomatrix, Inc.                      2,233,899      4,482,000            0.4
                         207,100    COR Therapeutics, Inc.               2,077,958      4,659,750            0.4
                         333,700    Cephalon, Inc.                       3,432,714      3,795,838            0.4
                         424,000    Genome Therapeutics Corp.            3,619,214      2,676,500            0.3
                          57,800    Gilead Sciences, Inc.                1,593,401      2,210,850            0.2
                         260,000    HCIA Inc.                            3,248,663      3,087,500            0.3
                         500,000    Isolyser Company, Inc.               3,047,185      1,171,875            0.1
                         454,600    Magainin Pharmaceuticals, Inc.       4,779,299      3,665,213            0.4
                         299,500    Magellan Health Services, Inc.       8,688,770      6,439,250            0.6
                         538,000    NABI, Inc.                           3,708,502      1,832,563            0.2
                         347,400    NeoRx Corp.                          2,201,611      1,954,125            0.2
                         146,700    Neurogen Corporation                 1,957,182      1,980,450            0.2
                         236,700    Ostex International, Inc.            2,734,502        621,338            0.1
                         411,400    Pharmaceutical Product Development,
                                    Inc.                                 5,366,843      6,325,275            0.6
                       1,898,400    Physician Computer Network, Inc.    11,521,535      7,593,600            0.7
                         574,500    Ramsay Health Care, Inc.             3,830,632      1,723,500            0.2
                          79,000    Sano Corporation                     1,289,500      2,616,875            0.3
                         387,350    Scios, Inc.                          2,049,208      3,873,500            0.4
                         202,100    Sequana Therapeutics, Inc.           2,547,239      2,223,100            0.2
                          93,000    Sierra Health Services, Inc.         2,866,479      3,127,125            0.3
                       1,065,000    VISX, Inc.                          24,162,305     23,563,125            2.3
                         705,900    Vivus, Inc.                         16,905,648      7,500,188            0.7
                                                                      ------------    -----------           ----
                                                                       120,281,824    102,596,040           10.0
=================================================================================================================
Materials & Processing   441,200    ACX Technologies, Inc.               9,324,762     10,781,825            1.1
                         598,252    BHA Group, Inc. (Class A)            7,417,261     11,665,914            1.1
                         237,200    Castle (A.M.) & Company              3,984,960      5,425,950            0.5
                         329,500    Citation Corp.                       4,725,918      5,354,375            0.5
                         717,500    Commonwealth Industries, Inc.       12,637,919     10,403,750            1.0
                         399,300    Giant Cement Holding, Inc.           4,171,887      9,233,813            0.9
                         927,600    Insituform Technologies, Inc.
                                    (Class A)                            6,906,439      7,188,900            0.7
                          98,900    Novamerican Steel, Inc.              1,070,587      1,149,713            0.1
                         157,000    Quanex Corp.                         4,307,020      4,415,625            0.4
                         155,100    Ryerson Tull, Inc. (Class A)         2,087,343      2,152,012            0.2
                         585,000    Shiloh Industries, Inc.              7,889,761     11,115,000            1.1
                         253,500    Wolverine Tube, Inc.                 7,470,047      7,858,500            0.8
                         846,678    Zemex Corporation                    7,282,851      7,408,428            0.7
                                                                      ------------    -----------           ----
                                                                        79,276,755     94,153,805            9.1
=================================================================================================================
Miscellaneous            317,000    DONCASTERS PLC (ADR) (b)             5,766,768      6,696,625            0.6
                         425,000    Dan River, Inc. (Class A)            6,396,243      6,985,937            0.7
                         528,000    Figgie International, Inc.
                                    (Class A)                            7,351,804      6,930,000            0.7
                         430,000    MasTec, Inc.                        10,422,459      9,836,250            0.9
                       1,609,700    Mercer International, Inc.          21,053,577     14,185,481            1.4
                         978,150    Metromedia International Group,
                                    Inc.                                11,716,809      9,292,425            0.9
                         295,800    Primark Corporation                  8,199,338     12,035,362            1.2
                                                                      ------------    -----------           ----
                                                                        70,906,998     65,962,080            6.4
=================================================================================================================

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997


                         Shares                                                                    Percentage of
Sectors*                  Held               Stocks                       Cost           Value        Net Assets
================================================================================================================
Other Energy             559,900    Benton Oil & Gas Co.              $  8,510,720   $  7,243,706           0.7%
                         382,844    Louis Dreyfus Natural Gas
                                    Corp. (g)                            6,028,534      7,154,397           0.7
                         308,391    Plains Resources, Inc.               1,806,983      5,242,647           0.5
                         140,000    Plains Resources, Inc.               1,461,553      2,406,250           0.2
                         189,700    Tom Brown, Inc.                      1,777,502      3,651,725           0.4
                                                                      ------------   ------------          ----
                                                                        19,585,292     25,698,725           2.5
================================================================================================================
Producer Durables        171,300    AGCO Corp.                           4,212,749      5,010,525           0.5
                         178,700    Allen Telecom, Inc.                  3,163,312      3,294,781           0.3
                         103,700    Apogee Enterprises, Inc.             1,067,426      1,231,437           0.1
                         240,300    Applied Industrial Technology, Inc.  4,712,836      6,428,025           0.6
                         586,200    B.I., Inc.                           5,366,809      5,239,162           0.5
                         471,600    Brown & Sharpe Manufacturing
                                    Company (Class A)                    6,419,839      4,804,425           0.5
                         150,300    Cincinnati Milacron, Inc.            3,138,902      3,898,406           0.4
                         808,800    Comdial Corp.                        4,965,675      7,481,400           0.7
                         234,900    Cuno, Incorporated                   3,358,481      3,582,225           0.4
                         372,000    ESCO Electronics Corporation         6,555,620      6,277,500           0.6
                         311,450    General Cable Corporation            7,151,975     11,270,597           1.1
                         107,100    Kennametal, Inc.                     4,825,389      5,549,119           0.5
                         246,200    Nu Horizons Electronics Corp.        1,908,889      1,538,750           0.1
                         206,600    Oakwood Homes Corp.                  4,574,569      6,856,537           0.7
                         286,100    Ryland Group, Inc.                   4,213,565      6,759,112           0.7
                         645,400    Stewart & Stevenson Services, Inc.  15,413,974     16,457,700           1.6
                         518,750    TALX Corp.                           4,385,624      3,436,719           0.3
                         216,800    Toll Brothers, Inc.                  4,208,656      5,799,400           0.6
                         165,200    Triumph Group, Inc.                  4,226,595      5,492,900           0.5
                                                                      ------------   ------------          ----
                                                                        93,870,885     10,408,720          10.7
================================================================================================================
Technology               606,400    Alpha Industries, Inc.               4,076,636      9,778,200           0.9
                         497,100    Anixter International, Inc.          7,849,509      8,202,150           0.8
                         284,925    Boole & Babbage, Inc.                1,352,577      8,512,134           0.8
                         442,100    Brite Voice Systems, Inc.            5,650,961      4,310,475           0.4
                         514,100    Business Objects S.A. (ADR) (b)      6,438,740      5,333,787           0.5
                         941,400    CHS Electronics, Inc.               13,433,597     16,121,475           1.6
                         848,750    C.P. Clare Corp.                     8,019,636     11,033,750           1.1
                         285,400    Cylink Corporation                   4,095,174      2,782,650           0.3
                         750,800    DII Group, Inc.                      8,522,084     20,459,300           2.0
                         514,600    DSP Communications, Inc.             3,826,236      6,175,200           0.6
                         245,160    Harbinger Corporation (h)            5,059,305      6,895,125           0.7
                         531,400    IKOS Systems, Inc.                   4,668,048      3,254,825           0.3
                          26,200    Identix, Inc.                          224,010        252,175           0.0
                         325,400    Learning Company, Inc. (The)         3,574,729      5,226,737           0.5
                         236,900    MathSoft, Inc.                       1,247,850        651,475           0.1
                       1,003,100    Mentor Graphics Corporation         10,207,663      9,717,531           0.9
                         826,100    Network Equipment Technologies,
                                    Inc.                                12,391,742     12,081,712           1.2
                         532,550    Phoenix Technologies Ltd.            7,324,493      6,457,169           0.6
                         639,000    Planar Systems, Inc.                 7,535,335      6,549,750           0.6
                         221,300    Platinum Technology, Inc.            2,296,839      6,251,725           0.6


Merrill Lynch Special Value Fund, Inc.                         December 31, 1997

SCHEDULE OF INVESTMENTS (concluded)


                         Shares                                                                       Percentage of
Sectors*                  Held               Stocks                       Cost             Value      Net Assets
===================================================================================================================
Technology               277,000    Software Spectrum, Inc.            $ 5,550,546     $  3,289,375            0.3%
(concluded)              151,717    Sterling Commerce, Inc.              3,430,396        5,831,622            0.6
                         233,700    Storage Technology Corp.             5,425,524       14,474,794            1.4
                       1,311,500    Structural Dynamics Research Corp.  26,471,411       29,508,750            2.9
                         904,800    Sybase, Inc.                        14,827,826       12,045,150            1.2
                         709,300    Texlon Corp.                         9,253,708       16,934,537            1.6
                         659,700    VMARK Software, Inc.                 6,390,940        5,277,600            0.5
                         144,600    Vanstar Corporation                  1,292,522        1,635,787            0.2
                         486,900    Wang Laboratories, Inc.             10,120,605       10,772,662            1.0
                         332,400    Wonderware Corporation               5,809,709        4,695,150            0.5
                                                                       -----------      -----------           ----
                                                                       206,368,351      254,512,772           24.7
===================================================================================================================
Utilities                489,600    Applied Digital Access, Inc.         3,644,062        2,876,400            0.3
===================================================================================================================
                                    Total Stocks                       832,480,458      918,150,390           89.1
===================================================================================================================
                         Face
                        Amount      Short-Term Securities
===================================================================================================================
Commercial Paper**   $46,294,000    General Motors Acceptance Corp.,
                                    6.75% due 1/02/1998                 46,285,320       46,285,320            4.5
                      20,000,000    International Securitization Corp.,
                                    5.90% due 1/13/1998                 19,960,667       19,960,667            1.9
                      20,000,000    Lehman Brothers Holdings, Inc.,
                                    5.95% due 1/07/1998                 19,980,167       19,980,167            1.9
                      10,000,000    Lexington Parker Capital Co. LLC,
                                    5.93% due 1/09/1998                  9,986,822        9,986,822            1.0
                      15,000,000    WCP Funding, Inc., 5.85%
                                    due 1/16/1998                       14,963,438       14,963,438            1.5
===================================================================================================================
                                    Total Short-Term Securities        111,176,414      111,176,414           10.8
===================================================================================================================
Total Investments                                                     $943,656,872    1,029,326,804           99.9
                                                                      ============
Other Assets Less Liabilities                                                             1,009,392            0.1
                                                                                     --------------          ------
Net Assets                                                                           $1,030,336,196          100.0%
                                                                                     ==============         =======
===================================================================================================================
Net Asset   Class A--Based on net assets of $362,968,469 and
Value:               18,586,362 shares outstanding                                   $        19.53
            Class B--Based on net assets of $525,091,231 and                         ==============
                     28,100,373 shares outstanding                                   $        18.69
            Class C--Based on net assets of $56,459,430 and                          ==============
                     3,050,421 shares outstanding                                    $        18.51
            Class D--Based on net assets of $85,817,066 and                          ==============
                     4,403,348 shares outstanding                                    $        19.49
                                                                                     ==============
===================================================================================================================

* Holdings are classified into the economic sectors found in the Russell 2000 Index.
** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a) Security represents 14.5% cumulative preferred stock. For each share of preferred stock, the Fund will receive an annual dividend of approximately
    9.43 shares of common stock.
(b) American Depositary Receipts (ADR).
(c) Computational Systems, Inc. was acquired by Emerson Electric Co. during the quarter.
(d) Charter One Financial, Inc. declared a 5% stock dividend during the quarter.
(e) Civic Bancorp, Inc. declared a 5% stock dividend during the quarter.
(f) Haven Bancorp, Inc. declared a two-for-one stock split during the quarter.
(g) Louis Dreyfus Natural Gas Corp. merged with American Exploration Co. during the quarter.
(h) Premenos Technology Corporation was acquired by Harbinger Corporation during the quarter.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1997

PORTFOLIO INFORMATION

As of December 31, 1997
                                                Percent of
Top Ten Equity Holdings                         Net Assets

Structural Dynamics Research Corp. .............   2.9%
VISX, Inc. .....................................   2.3
DII Group, Inc. ................................   2.0
Texlon Corp. ...................................   1.6
Stewart & Stevenson Services, Inc. .............   1.6
CHS Electronics, Inc. ..........................   1.6
Storage Technology Corp. .......................   1.4
Mercer International, Inc. .....................   1.4
Charter One Financial, Inc. ....................   1.3
Landair Services, Inc. .........................   1.3

Sectors Represented                             Percent of
in the Portfolio                                Net Assets

Technology .....................................  24.7%
Consumer Discretionary .........................  13.6
Producer Durables ..............................  10.7
Health Care ....................................  10.0
Materials & Processing .........................   9.1
Financial Services .............................   6.7
Miscellaneous ..................................   6.4
Auto & Transportation ..........................   5.1
Other Energy ...................................   2.5
Utilities ......................................   0.3


 Equity Portfolio Changes for the Quarter
 Ended December 31, 1997

 Additions

 APAC Teleservices, Inc.
 Allen Telecom, Inc.
 Apogee Enterprises, Inc.
 Bell Industries, Inc.
 Business Objects S.A. (ADR)
 Cephalon, Inc.
 Dan River, Inc. (Class A)
 ESCO Electronics Corporation
 Emerson Electric Co.
 Figgie International, Inc. (Class A)
 HCIA Inc.
 IKOS Systems, Inc.
 MasTec, Inc.
 Meritor Automotive, Inc.
 Miller Industries, Inc.
 Neurogen Corporation
 Novamerican Steel, Inc.
 Pharmaceutical Product Development, Inc.
 QuickResponse Services, Inc.
 SITEL Corporation
*Stoneridge, Inc.
 Veterinary Centers of America, Inc.
 Wonderware Corporation

 Deletions

 Analogic Corp.
 Dynatech Corporation
 Fingerhut Companies, Inc.
 Marshall Industries
 Neoprobe Corp.
 Pioneer-Standard Electronics, Inc.
 Reno Air, Inc.
 Rural Cellular Corp. (Class A)
 Sofamor Danek Group, Inc.
*Stoneridge, Inc.
 VWR Scientific Products Corp.
 Versus Technology, Inc.

*Added and deleted in the same quarter.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #10253--12/97

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